Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
Amortization	$ 1,713	$ 2,968
Consulting	44,141	26,692
Investor relations	33,429	12,540
Legal and audit	21,167	18,178
Management fees	53,600	18,000
Office and general	123,067	75,112
Stock-based compensation	360,493	42,831
Operating expenses, total	637,610	196,321
Other items
Exploration property impairments	51,964	29,093
Interest income	(6,275)	(1,302)
Other operating income (expense)	45,689	27,791
Loss and comprehensive loss for the year	$ (683,299)	$ (224,112)
Loss per share basic and diluted	$ (0.03)	$ (0.01)
Weighted average number of shares outstanding basic and diluted	25,986,111	18,347,211